Derivative Liabilities - Summary of Changes in Fair Market Value of Derivative Liability (Details) (10-Q) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Liability [Abstract]
Derivative liability, beginning balance	$ 482,674	$ 1,038,504	$ 1,417,187
Increase in derivative value due to issuances of convertible promissory notes		261,796	524,626
Increase in derivative value attributable to issuance of warrants	752,205	7,400
Change in fair market value of derivative liabilities due to the mark to market adjustment	528,633	227,102	13,091
Debt conversions and redemptions	(181,230)	(1,052,128)
Derivative liability - ending balance	$ 1,582,282	$ 482,674	$ 1,038,504